UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NOBLE PARTNERS, L.P.
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Address:   265 FRANKLIN ST., 21ST FLOOR
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           BOSTON, MA 02110
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Form 13F File Number:  28-11605
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GEORGE L. NOBLE
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Title:   PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER, NOBLE PARTNERS, L.P.
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Phone:   617-646-6500
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Signature, Place, and Date of Signing:

           /s/ GEORGE L. NOBLE            BOSTON, MA              2/16/2010
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             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                   1
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Form 13F Information Table Value Total:             $565
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                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



                                                      FORM 13F INFORMATION TABLE
    COLUMN 1        COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7               COLUMN 8
                                               VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER              VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS       SOLE       SHARED      NONE

ARES CAP CORP          COM        04010L103       565      45400  SH          SOLE                     45400           0         0

